Revenues	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenues
9.	Revenues
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	For the six-month periods ended June 30,
	2021	2022
Time charter revenues	5,516,211	8,937,026
Bareboat revenues	1,299,313	1,388,990
Voyage charter revenues	2,397,404	5,950,928
Other income	13,949	187,705

Total	9,226,877	16,464,649

The amount of revenue earned as demurrage relating to the Company’s voyage charters for the six-month
periods ended June 30, 2021 and 2022 was $0.7 million and $0.4 million, respectively and is included within “Voyage charter revenues” in the above table.
As of December 31, 2021 and June 30, 2022, receivables from the Company’s voyage charters amounted to $
0.5
million and $
2.8
 million, respectively.
As of December 31, 2021 and June 30, 2022, the Company recognized nil and $581,331, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the unaudited condensed combined balance sheets.
As of December 31, 2021 and June 30, 2022, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to nil and $3,609,278, respectively. The Company recognized the undelivered performance obligation as of June 30, 2022 as revenues in the third quarter of 2022.